Stock-Based Compensation (Details) - USD ($)		12 Months Ended
	May 12, 2020	Dec. 31, 2024	Dec. 31, 2023	Sep. 18, 2024
Stock-Based Compensation [Line Items]
Stock-based compensation		$ 0	$ 69,993
Risk-free rate		0.20%
Volatility rate		66.80%
Dividend rate		0.00%
Vesting term		3 years
Expected term		6 years 6 months
Fair value of shares vested			$ 69,993
Two Thousand Twenty Four Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Shares of common stock				1,000,000
Stock option awards	213,692
Stock options vested	71,231
Exercise price per share	$ 7.33
Expire term	10 years